Stock Options Outstanding and Exercised (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	806,788
Options Outstanding, Weighted Average Exercise Price	$ 2.52
Options Outstanding, Weighted Average Remaining Contractual Life (In Years)	3 years 2 months 12 days
Number Exercisable	792,538
Options Exercisable, Weighted Average Exercise Price	$ 2.53
Range One
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Upper Limit	$ 1.12
Number Outstanding	12,645
Options Outstanding, Weighted Average Exercise Price	$ 1.12
Options Outstanding, Weighted Average Remaining Contractual Life (In Years)	7 years 8 months 12 days
Number Exercisable	7,377
Options Exercisable, Weighted Average Exercise Price	$ 1.12
Range Two
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Limit	$ 2.25
Exercise Price Range, Upper Limit	$ 2.81
Number Outstanding	659,794
Options Outstanding, Weighted Average Exercise Price	$ 2.37
Options Outstanding, Weighted Average Remaining Contractual Life (In Years)	2 years 1 month 6 days
Number Exercisable	650,812
Options Exercisable, Weighted Average Exercise Price	$ 2.37
Range Three
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Upper Limit	$ 3.37
Number Outstanding	134,349
Options Outstanding, Weighted Average Exercise Price	$ 3.37
Options Outstanding, Weighted Average Remaining Contractual Life (In Years)	4 years
Number Exercisable	134,349
Options Exercisable, Weighted Average Exercise Price	$ 3.37